Subordinated Debentures (Trust Preferred Securities)	12 Months Ended
Dec. 31, 2012
Subordinated Debentures (Trust Preferred Securities) [Abstract]
Subordinated Debentures (Trust Preferred Securities)
(12) Subordinated Debentures (Trust Preferred Securities)

					Total
			3-Month	Added	Interest		5-Year
Description	Date	Amount	Libor Rate	Points	Rate	Maturity	Call Option
(In Thousands)

Colony Bankcorp Statutory Trust III	6/17/2004	$4,500	0.30800	2.68	2.98800	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,000	0.31100	1.50	1.81100	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,000	0.31100	1.65	1.96100	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,000	0.31325	1.40	1.71325	9/14/2037	9/14/2012

The Trust Preferred Securities are recorded as subordinated debentures on the consolidated balance sheets, but subject to certain limitations, qualify as Tier 1 Capital for regulatory capital purposes.  The proceeds from the offering were used to fund the cash portion of the Quitman acquisition, pay off holding Company debt, and inject capital into bank subsidiaries.

On February 13, 2012, the Company announced the suspension of the quarterly interest payments on the Trust Preferred Securities.  Under the terms of the trust documents, the Company may defer payments of interest for up to 20 consecutive quarterly periods without default or penalty.  The regularly scheduled interest payments will continue to be accrued for payment in the future and reported as an expense in the current period.  At December 31, 2012, accrued but unpaid interest expense totaled $553,127.